Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Inventories expense	$ 12.1	$ 8.4	$ 5.7
Inventory Obsolescence Charges	0.7
Impairment related to inventory	0.2
Inventory write-offs	$ 0.5